Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2020	2019
	£m	£m
US$30bn Euro Medium Term Note Programme	102	159
Structured Notes Programmes	805	809
Eurobonds	150	137
Structured deposits	375	435
Collateral and associated financial guarantees	2	173
Repurchase agreements - non trading	—	—
	1,434	1,713